Innovator International Developed Managed 10 Buffer ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Advertising - 0.2%
Publicis Groupe SA	309	$ 32,928

Aerospace/Defense - 3.1%
Airbus SE	432	100,501
BAE Systems PLC	2,121	59,770
Leonardo SpA	408	25,875
Rheinmetall AG	33	43,284
Rolls-Royce Holdings PLC	5,850	115,554
Saab AB	351	21,998
Safran SA	204	79,426
Thales SA	87	24,614
		471,022

Agriculture - 0.6%
British American Tobacco PLC	1,536	94,465

Airlines - 0.2%
International Consolidated Airlines Group SA	4,224	24,551
Japan Airlines Co. Ltd.	600	11,090
		35,641

Apparel - 1.0%
adidas AG	161	29,527
Hermes International SCA	8	14,097
LVMH Moet Hennessy Louis Vuitton SE	189	103,323
PRADA SpA	1,500	8,275
		155,222

Auto Manufacturers - 2.5%
Ferrari NV	105	41,087
Geely Automobile Holdings Ltd.	12,000	30,300
Honda Motor Co. Ltd.	3,600	36,752
Mercedes-Benz Group AG	600	32,259
Stellantis NV (a)	3,186	18,189
Suzuki Motor Corp.	600	7,860
Toyota Motor Corp.	6,900	132,908
Volvo AB - Class A	651	24,921
Volvo AB - Class B	1,428	54,530
		378,806

Auto Parts & Equipment - 0.7%
Koito Manufacturing Co. Ltd.	1,800	30,483
Niterra Co. Ltd.	600	35,478
Sumitomo Electric Industries Ltd.	2,400	32,920
		98,881

Banks - 16.8%
ANZ Group Holdings Ltd.	2,430	63,677
Banco Bilbao Vizcaya Argentaria SA	3,969	110,510
Banco Comercial Portugues SA	24,534	30,062

Banco Santander SA	10,734	152,127
Bank of Ireland Group PLC	1,662	34,592
Barclays PLC	10,635	72,805
BAWAG Group AG (b)	207	41,726
BNP Paribas SA	735	92,734
Commerzbank AG	654	28,345
Commonwealth Bank of Australia	1,167	145,511
DBS Group Holdings Ltd.	1,800	103,783
Deutsche Bank AG	1,482	54,351
First International Bank Of Israel Ltd.	222	17,139
Fukuoka Financial Group, Inc.	600	27,734
HSBC Holdings PLC	11,544	244,837
ING Groep NV	2,250	78,801
Intesa Sanpaolo SpA	10,752	80,892
Israel Discount Bank Ltd. - Class A	1,512	15,781
Kyoto Financial Group, Inc.	1,200	33,440
Lloyds Banking Group PLC	40,335	62,260
Mebuki Financial Group, Inc.	3,000	28,205
Mitsubishi UFJ Financial Group, Inc.	9,000	201,847
Mizuho Financial Group, Inc.	1,800	92,326
National Australia Bank Ltd.	1,725	50,074
NatWest Group PLC	6,105	57,987
Nordea Bank Abp	2,406	48,444
Resona Holdings, Inc.	1,800	24,774
SBI Shinsei Bank Ltd. (a)	800	7,491
Shizuoka Financial Group, Inc.	1,500	29,958
Societe Generale SA	540	50,518
SpareBank 1 Sor-Norge ASA	1,185	26,488
Standard Chartered PLC	1,368	40,281
Sumitomo Mitsui Financial Group, Inc.	2,700	115,546
UBS Group AG	2,328	122,436
UniCredit SpA	1,071	100,563
Westpac Banking Corp.	2,649	70,458
		2,558,503

Beverages - 0.8%
Anheuser-Busch InBev SA	789	68,265
Coca-Cola Europacific Partners PLC	200	22,043
Diageo PLC	360	7,919
Endeavour Group Ltd./Australia	8,619	21,067
		119,294

Biotechnology - 0.5%
Argenx SE - ADR (a)	40	34,153
BioNTech SE - ADR (a)	92	8,368
CSL Ltd.	360	31,115
		73,636

Building Materials - 1.4%
Daikin Industries Ltd.	300	43,891
Heidelberg Materials AG	111	20,561
Kingspan Group PLC	258	23,822
Mitsubishi Electric Corp.	1,500	55,695
Sika AG	153	34,390
Svenska Cellulosa AB SCA - Class B	2,520	28,594
Wienerberger AG	255	6,237
		213,190

Chemicals - 2.0%
Air Liquide SA	475	93,300
BASF SE	768	44,535
DSM-Firmenich AG	363	39,000
Mitsui Chemicals, Inc.	1,800	23,949
Nissan Chemical Corp.	600	28,273
Shin-Etsu Chemical Co. Ltd.	1,200	43,712
Tosoh Corp.	1,500	25,535
		298,304

Commercial Services - 1.8%
Adyen NV (a)(b)	27	27,241
Atlas Arteria Ltd.	7,686	27,153
Experian PLC	1,056	39,649
Persol Holdings Co. Ltd.	15,000	24,852
Recruit Holdings Co. Ltd.	1,200	94,583
RELX PLC	1,635	57,362
		270,840

Computers - 0.5%
Fujitsu Ltd.	1,800	41,364
NEC Corp.	1,200	35,723
		77,087

Cosmetics/Personal Care - 1.4%
Haleon PLC	8,682	42,447
L'Oreal SA	170	75,685
Unilever PLC	1,539	98,233
		216,365

Distribution/Wholesale - 2.0%
ITOCHU Corp.	4,800	60,714
Marubeni Corp.	1,200	39,197
Mitsubishi Corp.	2,400	71,989
Mitsui & Co. Ltd.	1,800	55,812
Sojitz Corp.	600	20,277
Sumitomo Corp.	3,600	37,758
Toyota Tsusho Corp.	600	25,330
		311,077

Diversified Financial Services - 1.4%
Daiwa Securities Group, Inc.	3,000	34,046
Deutsche Boerse AG	168	50,700
Hong Kong Exchanges & Clearing Ltd.	1,200	62,528
London Stock Exchange Group PLC	360	40,686
Nomura Holdings, Inc.	3,300	31,503
		219,463

Electric - 3.2%
A2A SpA	8,556	22,336
E.ON SE	2,040	43,926
Electric Power Development Co. Ltd.	1,200	28,639
Enel SpA	7,032	79,281
Enlight Renewable Energy Ltd. (a)	393	33,369
Iberdrola SA	5,331	126,659
Meridian Energy Ltd.	8,379	28,066
National Grid PLC	4,455	71,344
RWE AG	684	44,999

		478,619

Electrical Components & Equipment - 2.4%
ABB Ltd.	1,179	115,882
Fujikura Ltd.	1,800	47,163
Legrand SA	240	36,284
Prysmian SpA	246	34,021
Schneider Electric SE	384	127,948
		361,298

Electronics - 1.7%
Azbil Corp.	3,000	31,380
Hoya Corp.	300	46,491
Kyocera Corp.	3,000	69,543
Murata Manufacturing Co. Ltd.	1,800	83,836
TDK Corp.	1,800	34,005
		265,255

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS	1,026	27,566

Engineering & Construction - 1.5%
Ackermans & van Haaren NV	78	24,159
Cellnex Telecom SA (b)	819	25,320
Kajima Corp.	600	20,284
Keppel Ltd.	4,500	40,205
SATS Ltd.	8,400	30,949
Shimizu Corp.	1,200	17,933
Vinci SA	435	61,335
		220,185

Entertainment - 0.1%
Genting Singapore Ltd.	34,200	16,916

Food - 3.6%
AAK AB	885	19,054
Aeon Co. Ltd.	1,200	10,280
Ajinomoto Co., Inc.	900	28,064
Axfood AB	303	7,727
China Mengniu Dairy Co. Ltd.	12,000	28,923
Danone SA	588	45,679
Kesko Oyj - Class B	978	24,283
Koninklijke Ahold Delhaize NV	1,239	48,981
MEIJI Holdings Co. Ltd.	1,200	28,556
Nestle SA	1,836	183,838
Nichirei Corp.	2,100	29,062
Nisshin Seifun Group, Inc.	1,800	22,751
Nissin Foods Holdings Co. Ltd.	1,200	21,746
Seven & i Holdings Co. Ltd.	1,800	23,842
Shufersal Ltd.	1,716	24,495
		547,281

Food Service - 0.4%
Compass Group PLC	1,851	58,695

Forest Products & Paper - 0.1%
Holmen AB - Class B	597	20,213

Gas - 0.2%
Hong Kong & China Gas Co. Ltd.	30,000	26,895

Hand/Machine Tools - 0.2%
Amada Co. Ltd.	1,800	31,506

Healthcare-Products - 1.1%
Alcon AG	585	40,044
Coloplast AS - Class B	321	21,216
EBOS Group Ltd.	564	7,305
EssilorLuxottica SA	108	20,385
FUJIFILM Holdings Corp.	1,500	35,534
Getinge AB - Class B	1,110	27,622
Sectra AB - Class B	245	6,862
		158,968

Healthcare-Services - 0.1%
ICON PLC (a)	57	9,323

Home Builders - 0.2%
Haseko Corp.	1,200	20,952
Sumitomo Forestry Co. Ltd.	800	6,770
		27,722

Home Furnishings - 1.0%
Panasonic Holdings Corp.	1,800	48,429
Sony Group Corp.	4,500	107,028
		155,457

Insurance - 5.3%
AIA Group Ltd.	7,800	78,830
Allianz SE	309	153,762
AXA SA	1,581	81,747
Daiichi Life Group, Inc.	3,000	36,147
Medibank Pvt Ltd.	9,846	35,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	123	73,901
Prudential PLC	2,760	41,451
Storebrand ASA	2,172	46,123
Tokio Marine Holdings, Inc.	1,500	76,439
Tryg AS	1,275	30,360
Unipol Assicurazioni SpA	1,368	42,607
Zurich Insurance Group AG	135	102,754
		799,873

Internet - 0.6%
CAR Group Ltd.	1,410	25,738
Prosus NV	930	42,763
Sea Ltd. - ADR (a)	228	24,337
		92,838

Investment Companies - 1.0%
Investment AB Latour - Class B	1,020	21,448
Investor AB (a)	1,572	67,725
Investor AB - Class A (a)	636	26,933
IREN Ltd. (a)	207	7,618
L E Lundbergforetagen AB - Class B	408	24,441

		148,165

Iron/Steel - 0.5%
BlueScope Steel Ltd.	1,212	27,853
JFE Holdings, Inc.	2,700	30,819
Mineral Resources Ltd. (a)	144	5,864
SSAB AB - Class B	849	8,904
		73,440

Leisure Time - 0.2%
Amadeus IT Group SA	540	33,140

Machinery-Construction & Mining - 1.7%
Hitachi Ltd.	3,000	99,237
Komatsu Ltd.	600	26,355
Mitsubishi Heavy Industries Ltd.	2,100	49,643
Siemens Energy AG	504	85,497
		260,732

Machinery-Diversified - 1.1%
Atlas Copco AB - Class A	1,668	35,161
Atlas Copco AB - Class B	2,055	37,880
FANUC Corp.	900	40,330
Hexagon AB - Class B	2,607	25,583
Wartsila OYJ Abp	711	24,001
		162,955

Media - 0.1%
Nippon Television Holdings, Inc.	500	9,157

Mining - 2.7%
Anglo American PLC	912	45,816
BHP Group Ltd.	3,384	143,342
Evolution Mining Ltd.	2,289	18,118
Glencore PLC	8,190	59,848
Northern Star Resources Ltd.	830	11,601
PLS Group Ltd. (a)	1,763	5,139
Rio Tinto Ltd.	360	43,128
Rio Tinto PLC	876	84,573
		411,565

Miscellaneous Manufacturing - 1.4%
ALS Ltd.	1,473	22,357
Orica Ltd.	1,371	22,455
Siemens AG	528	171,707
		216,519

Oil & Gas - 3.5%
Ampol Ltd.	1,224	34,301
BP PLC	11,232	83,513
Inpex Corp.	1,200	27,335
OMV AG	387	28,118
Shell PLC	4,170	189,875
TotalEnergies SE	1,524	133,998
Var Energi ASA	8,007	39,848
		536,988

Pharmaceuticals - 7.4%
AstraZeneca PLC	1,008	171,355
Bayer AG	810	44,780
Chugai Pharmaceutical Co. Ltd.	600	26,122
Daiichi Sankyo Co. Ltd.	1,500	24,188
Galderma Group AG	135	29,326
GSK PLC	3,201	83,204
Medipal Holdings Corp.	1,500	27,160
Novartis AG	1,374	215,003
Novo Nordisk AS - Class B	2,238	105,583
Recordati Industria Chimica e Farmaceutica SpA	441	26,207
Roche Holding AG	448	195,801
Sandoz Group AG	378	30,724
Sanofi SA	822	70,430
Shionogi & Co. Ltd.	1,200	21,920
Teva Pharmaceutical Industries Ltd. (a)	900	31,948
UCB SA	108	27,697
		1,131,448

Private Equity - 0.6%
3i Group PLC	812	31,297
CVC Capital Partners PLC (b)	919	15,342
ICG PLC	1,077	27,364
Partners Group Holding AG	27	22,426
		96,429

Real Estate - 1.1%
Airport City Ltd. (a)	354	6,370
Castellum AB	2,340	32,831
Melisron Ltd.	177	23,225
Mitsubishi Estate Co. Ltd.	900	22,005
Sumitomo Realty & Development Co. Ltd.	900	20,366
Swire Pacific Ltd. - Class A	3,000	38,066
Swire Properties Ltd.	7,800	23,773
		166,636

Retail - 2.3%
Cie Financiere Richemont SA	399	94,146
Industria de Diseno Textil SA	885	57,469
JB Hi-Fi Ltd.	462	26,585
McDonald's Holdings Co. Japan Ltd.	600	30,447
Pan Pacific International Holdings Corp.	4,200	23,798
USS Co. Ltd.	2,100	26,609
Wesfarmers Ltd.	1,017	63,829
Yamada Holdings Co. Ltd.	7,200	32,246
		355,129

Semiconductors - 6.0%
Advantest Corp.	600	122,468
ASM International NV	36	33,185
ASML Holding NV	236	389,428
Infineon Technologies AG	945	67,052
Kioxia Holdings Corp. (a)	300	87,612
Renesas Electronics Corp.	1,500	32,426
STMicroelectronics NV	741	38,941
Tokyo Electron Ltd.	300	104,569
Tower Semiconductor Ltd. (a)	186	41,122
		916,803

Software - 1.3%
Nebius Group NV (a)		138	26,277
Octave Intelligence PLC (a)		261	4,670
Sage Group PLC		2,907	38,072
SAP SE		561	101,776
Xero Ltd. (a)		480	23,599
			194,394

Telecommunications - 3.1%
Bezeq The Israeli Telecommunication Corp. Ltd.		11,565	27,653
Deutsche Telekom AG		2,592	79,804
Elisa Oyj		492	19,801
KDDI Corp.		2,700	49,532
Nokia Oyj		4,848	44,389
NTT, Inc.		46,500	44,507
SoftBank Group Corp.		2,700	89,195
Telefonaktiebolaget LM Ericsson - Class B		2,583	25,402
Telefonica SA		6,498	26,795
Telenor ASA		1,572	22,177
Telstra Group Ltd.		13,380	47,175
			476,430

Toys/Games/Hobbies - 0.3%
Nintendo Co. Ltd.		900	43,405

Transportation - 1.3%
Aurizon Holdings Ltd.		9,846	28,975
Central Japan Railway Co.		600	15,028
DSV AS		162	35,047
Kintetsu Group Holdings Co. Ltd.		1,200	26,106
Kuehne + Nagel International AG		135	34,323
MTR Corp. Ltd.		6,000	25,342
NIPPON EXPRESS HOLDINGS INC		1,200	39,778
			204,599

Water - 0.2%
Severn Trent PLC		573	23,272
TOTAL COMMON STOCKS (Cost $13,793,312)			14,384,540

PURCHASED OPTIONS - 2.9% (a)	Notional Amount	Contracts	Value
Put Options - 2.9%
iShares MSCI EAFE ETF (c)(d)(e)
Expiration: 09/30/2026; Exercise Price: $105.00	3,716,416	352	72,132
Expiration: 12/31/2026; Exercise Price: $105.00	3,716,416	352	123,995
Expiration: 03/31/2027; Exercise Price: $96.50	3,716,416	352	80,745
Expiration: 06/30/2027; Exercise Price: $103.50	3,695,300	350	164,031
TOTAL PURCHASED OPTIONS (Cost $842,698)			440,903

REAL ESTATE INVESTMENT TRUSTS - 1.0%		Shares	Value
REITS - 1.0%
GPT Group		7,029	25,375
Japan Metropolitan Fund Invest		30	22,214
Japan Real Estate Investment Corp.		30	23,005
Keppel REIT		498	357
Mapletree Industrial Trust		15,900	23,903
Mapletree Pan Asia Commercial Trust		21,900	22,688

Mirvac Group	13,848		17,410
Warehouses De Pauw CVA	840		21,572
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $162,361)			156,524

TOTAL INVESTMENTS - 98.5% (Cost $14,798,371)			14,981,967
Money Market Deposit Account - 2.1% (f)			314,486
Liabilities in Excess of Other Assets - (0.6)%		(0.00559)	(84,980)
TOTAL NET ASSETS - 100.0%			$ 15,211,473

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $109,629 or 0.7% of the Fund’s net assets.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator International Developed Managed 10 Buffer ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.6)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
iShares MSCI EAFE ETF (a)(b)
Expiration: 08/07/2026; Exercise Price: $106.50	$ (7,390,600)	(700)	$ (33,397)
Expiration: 08/14/2026; Exercise Price: $108.25	(7,179,440)	(680)	(18,360)
Total Call Options			(51,757)

Put Options - (1.2)%
iShares MSCI EAFE ETF (a)(b)
Expiration: 09/30/2026; Exercise Price: $94.00	(3,716,416)	(352)	(13,897)
Expiration: 12/31/2026; Exercise Price: $94.00	(3,716,416)	(352)	(43,680)
Expiration: 03/31/2027; Exercise Price: $87.00	(3,716,416)	(352)	(41,026)
Expiration: 06/30/2027; Exercise Price: $93.50	(3,695,300)	(350)	(85,571)
Total Put Options			(184,174)
TOTAL WRITTEN OPTIONS (Premiums received $443,484)			$ (235,931)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator International Developed Managed 10 Buffer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 14,379,870	$ 4,670	$ –	$ 14,384,540
Purchased Options	–	440,903	–	440,903
Real Estate Investment Trusts	156,524	–	–	156,524
Total Investments	$ 14,536,394	$ 445,573	$ –	$ 14,981,967

Liabilities:
Investments:
Written Options	$ –	$ (235,931)	$ –	$ (235,931)
Total Investments	$ –	$ (235,931)	$ –	$ (235,931)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 14,384,540	94.6%
Purchased Options	440,903	2.9
Real Estate Investment Trusts	156,524	1.0
Written Options	(235,931)	(1.6)
Money Market Deposit Account	314,486	2.1
Other Assets in Excess of Other Assets	150,951	1.0
	$ 15,211,473	100.0%